Equity (Details Textual) - $ / shares	1 Months Ended
	Jul. 20, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Jul. 15, 2014
Common Stock, Shares Authorized		100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares, Issued		5,927,818
Preferred Stock, Shares Issued		400,000
Common Stock, Shares, Outstanding		5,927,818
Preferred Stock, Shares Outstanding		400,000
Class of Warrant or Right, Outstanding		4,665,676			4,798,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					479,800
Stock Issued During Period, Shares, New Issues	2,200,005
Affiliates [Member]
Common Stock, Par or Stated Value Per Share	$ 7.66
Common Stock, Shares, Outstanding	1,743,000
Non Affiliates [Member]
Common Stock, Par or Stated Value Per Share	$ 9.01
Common Stock, Shares, Outstanding	457,005
Public warrants [Member]
Class of Warrant or Right, Outstanding		4,600,000
Sponsor Warrants [Member]
Class of Warrant or Right, Outstanding		198,000
Class of Warrant or Right, Exercise Price of Warrants or Rights For Half Share		5.75
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Fifteen Dollar Exercise Price Warrants [Member]
Class of Warrant or Right, Outstanding		600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 15.00
Merger Warrants [Member]
Class of Warrant or Right, Outstanding		666,670
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 12.50
Business Acquisition, Number Of Warrants Issued	666,670
Merger Warrants [Member] | Affiliates [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 12.50
Business Acquisition, Number Of Warrants Issued	529,101
Warrant Expiration Term	7 years
Class Of Warrant Or Right, Warrants Par Value	$ 0.63
Merger Warrants [Member] | Non Affiliates [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 12.50
Business Acquisition, Number Of Warrants Issued	137,569
Warrant Expiration Term	7 years
Class Of Warrant Or Right, Warrants Par Value	$ 1.13
Additional Merger Warrants [Member]
Class of Warrant or Right, Outstanding		1,000,006
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Business Acquisition, Number Of Warrants Issued	1,000,006
Additional Merger Warrants [Member] | Affiliates [Member]
Class of Warrant or Right, Outstanding	793,651
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Warrant Expiration Term	5 years
Class Of Warrant Or Right, Warrants Par Value	$ 0.50
Additional Merger Warrants [Member] | Non Affiliates [Member]
Class of Warrant or Right, Outstanding	206,355
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Warrant Expiration Term	5 years
Class Of Warrant Or Right, Warrants Par Value	$ 0.98
Predecessor [Member] | Public warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 15
Predecessor [Member] | Sponsor Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 15
Capital Unit, Class A [Member] | Predecessor [Member]
Common Unit, Authorized			10,000,000
Common Unit, Issued			10,000,000
Common Unit, Outstanding			10,000,000
Capital Unit Class C [Member] | Predecessor [Member]
Common Unit, Authorized				2,000,000
Convertible Common Stock [Member]
Common Stock, Shares, Issued		5,948,000
Common Stock, Shares, Outstanding		5,948,000